Financial Instruments, Market Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) $ / shares CAD ($)	Aug. 31, 2017 USD ($) $ / shares CAD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2018 EUR (€) CAD ($)	Aug. 31, 2017 EUR (€) CAD ($)
Contracts to Sell at Various Forward Rates [Abstract]
Reclassified from accumulated other comprehensive income to net earnings over the next 12 months	$ 336
Foreign Exchange Gains (Losses) on Foreign Exchange Contracts [Abstract]
Gain (losses) on forward exchange contracts	876	$ (468)	$ (2,651)
Financial liabilities [Abstract]
Nominal value of outstanding financial liabilities	$ 45,800	29,200
Interest rate risk [Abstract]
Percentage of change in interest rate would not have insignificant impact	1.00%
Short-term investments [Abstract]
Short-term investments	$ 2,282	775
Current Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets	318	1,697
Long-term Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		561
Other Accounts Receivable [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts recognized in earnings	64	261
Current Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities	590
Long-term Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities	217
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	47,308	36,776
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	807
Cash [Member]
Financial assets [Abstract]
Financial assets	12,758	38,435
Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	46,955	43,340
Currency Risk [Member]
Financial assets [Abstract]
Financial assets	33,096	48,540		€ 7,139	€ 12,399
Financial liabilities [Abstract]
Financial liabilities	25,214	16,047		5,107	2,725
Net exposure	7,882	32,493		2,032	9,674
Currency Risk [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	20,214	12,447		5,107	2,725
Currency Risk [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	5,000	3,600		0	0
Currency Risk [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets	2,790	20,120		3,352	6,235
Currency Risk [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	30,306	28,420		€ 3,787	€ 6,164
Indian Rupees [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 5,000
Weighted average contractual forward rates | $ / shares		68.78
Indian Rupees [Member] | September 2017 to August 2018 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 3,400
Weighted average contractual forward rates | $ / shares		69.49
Indian Rupees [Member] | September 2018 to February 2019 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 1,600
Weighted average contractual forward rates | $ / shares		67.26
Indian Rupees [Member] | September 2018 to May 2019 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 4,600
Weighted average contractual forward rates | $ / shares	67.68
Canadian Dollars [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 45,800	$ 29,200
Weighted average contractual forward rates | $ / shares	1.2909	1.3414
Financial liabilities [Abstract]
Percentage of increase (decrease) period-end value Canadian dollars comparison on net earnings	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net earnings	$ 844	$ 2,726
Increase (decrease) period-end value Canadian dollars comparison on net earnings per diluted share (in dollars per share) | $ / shares	$ 0.02	$ 0.05
Percentage of increase (decrease) period-end value Canadian dollars comparison on other comprehensive income	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on other comprehensive income	$ 2,956	$ 2,744
Canadian Dollars [Member] | September 2017 to August 2018 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 18,300
Weighted average contractual forward rates | $ / shares		1.3407
Canadian Dollars [Member] | September 2018 to August 2019 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 26,400	$ 10,900
Weighted average contractual forward rates | $ / shares	1.3029	1.3426
Canadian Dollars [Member] | September 2019 to August 2020 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 15,700
Weighted average contractual forward rates | $ / shares	1.2756
Canadian Dollars [Member] | September 2020 to May 2021 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 3,700
Weighted average contractual forward rates | $ / shares	1.2703
Euro [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate	1.5210	1.4825		1.5210	1.4825
Percentage of increase (decrease) period-end value Canadian dollars comparison on net earnings	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net earnings	$ 335	$ 1,025
Increase (decrease) period-end value Canadian dollars comparison on net earnings per diluted share (in dollars per share) | $ / shares	$ 0.01	$ 0.02
US Dollars [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate	1.3055	1.2536		1.3055	1.2536
Term Deposits [Member] | Indian Rupees [Member]
Short-term investments [Abstract]
Short-term investments	$ 1,909	$ 775
Term Deposits [Member] | Indian Rupees [Member] | Bottom of Range [Member]
Short-term investments [Abstract]
Annual interest rate	5.00%	4.30%
Maturity date	October 31, 2018	October 31, 2017
Term Deposits [Member] | Indian Rupees [Member] | Top of Range [Member]
Short-term investments [Abstract]
Annual interest rate	6.80%	6.90%
Maturity date	August 31, 2019	October 31, 2018
Other [Member]
Short-term investments [Abstract]
Short-term investments	$ 373	$ 0